GOODWILL & INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
GOODWILL & INTANGIBLE ASSETS
Schedule of goodwill activity

(in thousands)
Balance at December 31, 2019	$2,252
Balance at December 31, 2020	$2,252
Acquisition of EnvisionTEC	199,056
Balance at March 31, 2021	$201,308

Schedule of intangible assets

Intangible assets consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	March 31, 2021
Acquired technology	$87,993	5 – 12 years	$2,688	$85,305
Trade name	8,600	13 years	81	8,519
Customer relationships	50,900	10 years	621	50,279
Total intangible assets	$147,493		$3,390	$144,103

Acquired technology consisted of the following (in thousands):

			Accumulated	Balance
	Gross Value	Estimated Life	Amortization	December 31, 2020
Acquired technology	$10,193	5 years	$1,091	$9,102